13F-HR
<SEQUENCE>1
<FILENAME>ewp_03312013.txt
EDMUNDS WHITE PARTNERS INITIAL 13F FILING 03/31/2013



                                  UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:     March 31, 2013
                                            ----------------------------

Check here if Amendment [     ]; Amendment Number:
                                                  -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                             [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Edmunds White Partners, LLC
Address:     10831 Ridgefield Pkwy
                   Richmond, VA  23233


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    	Tony Perkins
Title:   	Vice President
Phone:   	(804) 754-0345

Signature, Place, and Date of Signing:

/s/ Tony Perkins             Richmond, Virginia       April 22, 2013
------------------      ---------------------          -----------------
   [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                           ----

Form 13F Information Table Entry Total:                   52
                                                          ----

Form 13F Information Table Value Total:             $64,835
                                                 ------------
                                                (thousands)




List of Other Included Managers:

{None}

				TITLE OF			VALUE    SHARES/  	SH/ PUT/   	INVSTMT     OTHER            	VOTING AUTHORITY
NAME OF ISSUER			CLASS		CUSIP		(x$1000) PRN AMT	PRN CALL	DSCRETN   MANAGERS 	SOLE    SHARED    NONE

---------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP	ACACIA TECH COM		003881307	1533	51766		SH 		SOLE			0	0	1533
ANNALY CAP MGMT INC		COM		035710409	2039	128700		SH 		SOLE			0	0	2039
APOLLO RESIDENTIAL MTG I	COM		03763V102\	1967	88504		SH 		SOLE			0	0	1967
BASSETT FURN IND PV5		COM		070203104	230	14460		SH 		SOLE			0	0	230
BERKSHIRE HTHWAY INC DEL	CL B NEW	084670702	26	250		SH 		SOLE			0	0	26
BUILDERS FIRSTSOURCE INC	COM		12008R107	1897	333387		SH 		SOLE			0	0	1897
CONSUMER PORTFOLIO SVCS		COM		210502100	350	29166		SH 		SOLE			0	0	350
DATAWATCH CORP			COM NEW		237917208	2658	178541		SH 		SOLE			0	0	2658
DELTIC TIMBER CORP		COM		247850100	605	9030		SH 		SOLE			0	0	605
DIXIE GROUP INC (THE)		CL A		255519100	96	17062		SH 		SOLE			0	0	96
DOMINION RES INC NEW VA		COM		25746U109	58	1000		SH 		SOLE			0	0	58
EMCORE CORP			COM NEW		290846203	2483	441800		SH 		SOLE			0	0	2483
ESSEX RENTAL CORP		COM		297187106	1425	316615		SH 		SOLE			0	0	1425
EXAR CORP			COM		300645108	422	40981		SH 		SOLE			0	0	422
EXXON MOBIL CORP		COM		30231G102	24	260		SH 		SOLE			0	0	24
FELCOR LODGING TRUST INC	PFDCV CM SRA	31430F200	1193	48000		SH 		SOLE			0	0	1193
FLY LEASING LTD			SPONSADR	34407D109	2304	146400		SH 		SOLE			0	0	2304
FRANKLIN FINL CORP/VA		COM		35353C102	1	65		SH 		SOLE			0	0	1
FRONTIER COMM. CORP		COM		35906A108	0	40		SH 		SOLE			0	0	0
GREEN PLAINS RENBLE ENRG	COM		393222104	1393	121472		SH 		SOLE			0	0	1393
HEADWATERS INC DEL		COM		42210P102	2354	220792		SH 		SOLE			0	0	2354
HOME LN SERVICING SOLTNS	ORD SHS		G6648D109	3719	161406		SH 		SOLE			0	0	3719
HUDSON TECHNOLOGIES INC		COM		444144109	870	241100		SH 		SOLE			0	0	870
ICG GROUP INC			COM		44928D108	1281	105972		SH 		SOLE			0	0	1281
INTERFACE INC			COM		458665304	1372	73273		SH 		SOLE			0	0	1372
INTERMOLECULAR INC		COM		45882D109	350	35291		SH 		SOLE			0	0	350
KEYNOTE SYSTEMS INC		COM		493308100	69	5000		SH 		SOLE			0	0	69
KKR FINL HLDGS LLC		COM		48248A306	2486	227019		SH 		SOLE			0	0	2486
MBT FINL CORP			COM		578877102	1340	346303		SH 		SOLE			0	0	1340
MHI HOSPITALITY CORP		COM		55302L102	1939	461633		SH 		SOLE			0	0	1939
MUELLER WTR PRODS INC		COM SER A	624758108	3134	545995		SH 		SOLE			0	0	3134
NANOSPHERE INC			COM		63009F105	96	45000		SH 		SOLE			0	0	96
NEWBRIDGE BANCORP		CL A NO PAR	65080T102	327	55300		SH 		SOLE			0	0	327
NEWCASTLE INVMT CRP		COM		65105M108	6066	551988		SH 		SOLE			0	0	6066
NORTHSTAR RLTY FIN CORP		COM		66704R100	3021	319334		SH 		SOLE			0	0	3021
NUMEREX CORP PA			CL A		67053A102	949	75609		SH 		SOLE			0	0	949
PEREGRINE SEMICONDUCTOR		COM		71366R703	1164	113776		SH 		SOLE			0	0	1164
RAIT FINANCIAL TRUST		COM NEW		749227609	5794	736178		SH 		SOLE			0	0	5794
REGIONS FINL CORP		COM		7591EP100	950	118396		SH 		SOLE			0	0	950
RIVERVIEW BANCORP INC		COM		769397100	131	51510		SH 		SOLE			0	0	131
ROYAL DUTCH SHELL PLC		SPONS ADR A	780259206	12	183		SH 		SOLE			0	0	12
RURBAN FINANCIAL CRP		COM		78176P108	135	16000		SH 		SOLE			0	0	135
SILVER BAY RLTY CORP		COM		82735Q102	3	147		SH 		SOLE			0	0	3
STANLEY FURNITURE		COM NEW		854305208	1921	430661		SH 		SOLE			0	0	1921
STERLING CONSTRUCTION CO	COM		859241101	603	55662		SH 		SOLE			0	0	603
SUMMIT HOTEL PPTYS INC		COM		866082100	654	64552		SH 		SOLE			0	0	654
SWIFT ENERGY CO			COM		870738101	2055	143190		SH 		SOLE			0	0	2055
TIVO INC DELAWARE		COM		888706108	1254	100972		SH 		SOLE			0	0	1254
TRAVELCENTERS AMER LLC		COM		894174101	0	25		SH 		SOLE			0	0	0
TWO HARBORS INVT CORP		COM		90187B101	37	3000		SH 		SOLE			0	0	37
U S SILICA HLDGS INC		COM		90346E103	46	2000		SH 		SOLE			0	0	46


     LINE COUNT: 52
